SCHEDULE OF NET INCOME LOSS ORDINARY SHARE (Details) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Net income							$ (5,213,000)	$ (11,934,000)	$ (15,383,000)	$ (6,762,000)
Weighted-average shares outstanding, basic							11,255,399	10,424,137	10,574,934	9,220,534
Weighted-average shares outstanding, diluted							11,255,399	10,424,137	10,574,934	9,220,534
Basic net (loss) income per share							$ (0.46)	$ (1.14)	$ (1.45)	$ (0.73)
Diluted net (loss) income per share							$ (0.46)	$ (1.14)	$ (1.45)	$ (0.73)
CSLM Acquisition Corp [Member]
Net income	$ (19,839,905)	$ (203,872)	$ (2,061,897)	$ (132,909)	$ 422,450	$ 148,092	$ (22,105,674)	$ 437,633	$ 172,315	$ 4,626,782
Remeasurement of temporary equity to redemption value	(209,827)			(610,118)			(728,929)	(2,399,140)	(2,672,507)	(6,695,220)
Net loss including remeasurement of temporary equity to redemption value	$ (20,049,732)			$ (743,027)			$ (22,834,603)	$ (1,961,507)	$ (2,500,192)	$ (2,068,438)
Total number of shares	901,955						901,955		1,372,687
CSLM Acquisition Corp [Member] | Redeemable Class A [Member]
Total number of shares	901,955			1,372,687			901,955	1,372,687	1,372,687	4,772,187
Allocation of net income including remeasurement of temporary equity to redemption value based on ownership percentage	$ (3,443,187)			$ (278,639)			$ (4,736,668)	$ (889,701)	$ (1,010,596)	$ (1,293,986)
Deemed dividend for remeasurement of temporary equity to redemption value	209,827			610,118			728,929	2,399,140	2,672,507	6,695,220
Total net income (loss) allocated by class	$ (3,233,360)			$ 331,479			$ (4,007,739)	$ 1,509,439	$ 1,661,911	$ 5,401,234
Weighted-average shares outstanding, basic	983,565			3,220,241			1,241,554	4,251,096	3,527,561	12,826,933
Weighted-average shares outstanding, diluted	983,565			3,220,241			1,241,554	4,251,096	3,527,561	12,826,933
Basic net (loss) income per share	$ (3.29)			$ 0.10			$ (3.23)	$ 0.36	$ 0.47	$ 0.42
Diluted net (loss) income per share	$ (3.29)			$ 0.10			$ (3.23)	$ 0.36	$ 0.47	$ 0.42
CSLM Acquisition Corp [Member] | Nonredeemable Class A [Member]
Total number of shares	4,743,749			4,743,749			4,743,749	4,743,749	4,743,749	4,743,749
Allocation of net income including remeasurement of temporary equity to redemption value based on ownership percentage	$ (16,606,542)			$ (464,388)			$ (18,097,932)	$ (1,071,806)	$ (1,489,596)	$ (617,240)
Deemed dividend for remeasurement of temporary equity to redemption value
Total net income (loss) allocated by class	$ (16,606,542)			$ (464,388)			$ (18,097,932)	$ (1,071,806)	$ (1,489,596)	$ (617,240)
Weighted-average shares outstanding, basic	4,743,749			4,743,749			4,743,749	4,743,749	4,743,749	2,222,414
Weighted-average shares outstanding, diluted	4,743,749			4,743,749			4,743,749	4,743,749	4,743,749	2,222,414
Basic net (loss) income per share	$ (3.50)			$ (0.10)			$ (3.82)	$ (0.23)	$ (0.31)	$ (0.28)
Diluted net (loss) income per share	$ (3.50)			$ (0.10)			$ (3.82)	$ (0.23)	$ (0.31)	$ (0.28)
CSLM Acquisition Corp [Member] | Nonredeemable Class B [Member]
Total number of shares	1			1			1	1	1	1
Allocation of net income including remeasurement of temporary equity to redemption value based on ownership percentage	$ (3)			$ 0			$ (3)	$ 0	$ (0)	$ (157,212)
Deemed dividend for remeasurement of temporary equity to redemption value
Total net income (loss) allocated by class	$ (3)			$ 0			$ (3)	$ 0	$ (0)	$ (157,212)
Weighted-average shares outstanding, basic	1			1			1	1	1	2,521,336
Weighted-average shares outstanding, diluted	1			1			1	1	1	2,521,336
Basic net (loss) income per share	$ (3.50)			$ (0.10)			$ (3.82)	$ (0.23)	$ (0.31)	$ (0.06)
Diluted net (loss) income per share	$ (3.50)			$ (0.10)			$ (3.82)	$ (0.23)	$ (0.31)	$ (0.06)